FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
	December 31,
	2024				2023
	Fair value measurements using input type				Fair value measurements using input type
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Total
Cash	$54.5	$-	$-	$54.5	$79.8	$-	$79.8
Cash equivalents
Money market funds	158.1	-	-	158.1	175.4	-	175.4
Short term deposits	293.6	-	-	293.6	282.5	-	282.5
Short-term bank deposits	134.0	-	-	134.0	52.5	-	52.5
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	-	518.4	-	518.4	-	661.2	661.2
Debt securities issued by other governments	-	55.4	-	55.4	-	60.3	60.3
Corporate debt securities	-	1,549.6	20.2	1,569.8	-	1,648.0	1,648.0
Foreign currency derivative contracts	-	3.3	-	3.3	-	1.3	1.3

Total financial assets	$640.2	$2,126.7	$20.2	$2,787.1	$590.2	$2,370.8	$2,961.0